Retirement Plans - Schedule of Obligations and Asset Information for the Non-US Defined Benefit Plan (Detail) - Pension Plan - USD ($) $ in Thousands	Mar. 27, 2020	Mar. 29, 2019
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 12,595	$ 10,840
Plan assets	5,579	5,171
Accumulated benefit obligations	$ 7,818	$ 6,833